COMMITMENTS	12 Months Ended
Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

18. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with related parties, for land, office space, and equipment in Nevada and Oregon as well as for mortgage payments on a building held for sale. At January 31, 2022, the Company has the following future minimum payments:

	Mortgage	Leases with related parties	Total
	$	$	$
2023	55,465	1,467,282	1,522,747
2024	48,855	1,504,455	1,553,310
2025	45,551	1,314,551	1,360,102
2026	45,551	1,353,987	1,399,538
2027	45,551	1,394,607	1,440,158
Thereafter	368,201	9,148,937	9,517,138
	609,174	16,183,819	16,792,993

Leases with related parties includes $456,383 of undiscounted lease payments for lease liabilities held for sale.